Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Business combinations, net of cash acquired	$ 2,257	$ 5,900	$ 3,664
Segment Roto-Rooter [Member]
Business Acquisition [Line Items]
Number of businesses acquired	1	4	0
Business combinations, net of cash acquired	756	5,900
Segment VITAS [Member]
Business Acquisition [Line Items]
Number of businesses acquired	1	0
Business combinations, net of cash acquired	$ 1,500
Segment VITAS [Member] | ALABAMA
Business Acquisition [Line Items]
Number of locations			3
Number of counties served			10